Pro Forma Financial Statements	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Pro Forma Financial Statements

13. PRO FORMA FINANCIAL STATEMENTS

On January 31, 2018, American BriVision (Holding) Corporation (“ABVC”, the “Company”) entered into an agreement and plan of merger (the “Merger Agreement”) with BioLite Holding, Inc. (“BioLite”), a Nevada corporation, BioKey, Inc. (“BioKey”), a California corporation, BioLite Acquisition Corp. (“Merger Sub 1”), a Nevada corporation and wholly-owned subsidiary of the Company, and BioKey Acquisition Corp. (“Merger Sub 2”), a California corporation and wholly-owned subsidiary of the Company.

Pursuant to the Merger Agreement, on or before the Closing of the Merger, each issued and outstanding share of BioLite shall be converted into the right to receive one point eighty-two (1.82) validly issued, fully-paid and non-assessable shares of the Company and all shares of BioLite shall be cancelled and cease to exist. Also on or before the Closing of the Merger, each issued and outstanding share of BioKey shall be converted into the right to receive one (1) validly issued, fully-paid and non-assessable share of the Company and all shares of BioKey shall be cancelled and cease to exist. Simultaneously upon Closing, BioLite and Merger Sub 1 shall merge together with Merger Sub 1’s articles of incorporation and bylaws as the surviving corporation’s (the “BioLite Surviving Corporation”) articles of incorporation and bylaws and all shares of Merger Sub 1 shall be converted into one share of Common Stock of the BioLite Surviving Corporation, which shall remain a wholly-owned subsidiary of the Company. In addition, upon Closing, BioKey and Merger Sub 2 shall merge together with Merger Sub 2’s articles of incorporation and bylaws as the surviving corporation’s (the “BioKey Surviving Corporation’s”) articles of incorporation and bylaws and all shares of Merger Sub 2 shall be converted into one share of Common Stock of the BioKey Surviving Corporation, which shall remain a wholly-owned subsidiary of the Company.

The following unaudited pro forma condensed consolidated combined financial statements reflect the combination of the historical consolidated results of ABVC and its subsidiaries, BioLite, and BioKey on a pro forma basis to give effect to the Merger Agreement.

The unaudited pro forma condensed consolidated combined balance sheet of the combined company is based on (i) the audited historical consolidated balance sheet of ABVC as of December 31, 2018, (ii) the audited historical balance sheet of BioLite as of December 31, 2018, and the (iii) the audited historical balance sheet of BioKey as of December 31, 2018, and includes pro forma adjustments as of the Merger had occurred on December 31, 2018.

The unaudited pro forma condensed consolidated combined statement of operations of the combined company are based on the following details, and includes pro forma adjustments as of the Merger had occurred on January 1, 2018.

(i)	the unaudited historical consolidated statement of operations of ABVC for the year ended December 31, 2018.

(ii)	the audited historical statement of operations of BioLite for the year ended December 31, 2018.

(iii)	the audited historical statement of operations of BioKey for the year ended December 31, 2018.

The unaudited pro forma data presented herein reflects events that are directly attributable to the described transactions, factually supportable, and as it relates to the unaudited pro forma condensed consolidated combined statement of operations, expected to have a continuing impact. The unaudited pro forma data presented herein also reflects certain assumptions which management believes are reasonable. Such pro forma data is not necessarily indicative of financial results that would have been attained had the described transactions occurred on the dates indicated above, or the results of the combined company that may be achieved in the future. The adjustments are based on currently available information and certain estimates and assumptions. Therefore, the actual results may differ from the pro forma results indicated herein. However, management believes that the assumptions provide a reasonable basis for presenting the significant effects of the transactions as contemplated and that the pro forma adjustments give appropriate effect to those assumptions and are properly applied in the unaudited pro forma condensed consolidated combined financial statements.

The unaudited pro forma condensed consolidated combined financial statements are provided for illustrative purposes only and are not intended to represent or be indicative of the consolidated results of operations or consolidated financial position of the combined company that would have been recorded had the Merger been completed as of the dates presented, and they should not be taken as representative of the expected future results of operations or financial position of the combined company. The unaudited pro forma condensed consolidated combined financial statements do not reflect the impacts of any potential operational efficiencies, asset dispositions, cost savings or economies of scale that the combined company may achieve with respect to the operations of the combined company. Additionally, the unaudited pro forma condensed consolidated combined statement of operations does not include non-recurring charges or credits, and the related tax effects, which result directly from the Merger.

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED COMBINED BALANCE SHEET

AS OF DECEMBER 31, 2018

				Pro Forma		Pro Forma
	ABVC	BioKey	BioLite	Adjustment	Note	Combined
ASSETS
Current Assets
Cash and cash equivalents	$40,044	$636,666	$186,644	-		$863,354
Restricted cash and cash equivalents	16,093	-	-	-		16,093
Accounts receivable, net	-	43,204	-	-		43,204
Accounts receivable - related parties, net	-	147,848	-	-		147,848
Other receivable	-	-	39,005	-		39,005
Due from related parties	40,000	-	79,287	(59,810)	{f}	59,477
Inventory	-	-	1,318	-		1,318
Prepaid expense and other current assets	136	-	223,759	-		223,895
Total Current Assets	96,273	827,718	530,013	(59,810)		1,394,194

Property and equipment, net	-	58,150	510,066			568,216
Goodwill, net	-	-	-	43,531,445	{e}	43,531,445
Long-term investments	-	-	3,488,169			3,448,169
Deferred tax assets	-	-	1,347,995			1,347,995
Security Deposits	-	10,440	27,418			37,858
Total Assets	$96,273	$896,308	$5,903,661	$43,471,635		$50,367,877

LIABILITIES AND EQUITY
Current Liabilities
Short-term bank loan	-	-	899,250	-		899,250
Long-term bank loan - current portion	-	-	39,835	-		39,835
Notes payable	-	-	510,447	-		510,447
Accrued expenses and other current liabilities	555,449	83,026	687,709	-		1,326,184
Due to related parties	4,462,775	-	3,341,005	(58,684)	{f}	7,745,096
Convertible notes payable	300,000	-	-			300,000
Convertible notes payable - related parties	250,000	-	-			250,000
Total Current Liabilities	5,568,224	83,026	5,478,246	(58,684)		11,070,812

Long-term bank loan	-	-	15,257	-		15,257
Tenant security deposit	-	2,880	-	-		2,880
Convertible notes payable	-	-	-	-		-
Convertible notes payable - related parties	250,000	-	-	-		250,000
Accrued interest	27,467	-	-	-		27,467

Total Liabilities	5,845,691	85,906	5,493,503	(58,684)		11,366,416

Equity
Preferred stock	-	18,633,097	-	(18,633,097)	{c}	-
Common stock	213,927	774,293	4,121	(4,121)	{a}	318,486
				74,998	{a}
				(771,793)	{b}
				7,428	{b}
				22,133	{c}
Additional paid-in capital	13,914,556	82,265	10,862,995	(70,877)	{a}	59,018,959
				(82,265)	{e}
				44,312,285	{e}
				(10,000,000)	{g}
Stock subscription receivable	-	(1,667)	-	1,667	{e}	-
Accumulated deficit	(19,877,901)	(18,677,586)	(11,445,109)	18,677,586	{e}	(12,209,446)
				6,817,848	{g}
				2,295,716	{h}
				10,000,000	{g}
Other comprehensive income	-	-	670,541	(14,689)	{g,h}	655,852
Treasury stock	-	-	-	(6,750,000)	{g}	(9,100,000)
				(2,350,000)	{h}
Total Stockholders’ deficit	(5,749,418)	810,402	92,548	43,530,319		38,683,851
Noncontrolling interest	-	-	317,610	-		317,610
Total Equity	(5,749,418)	810,402	410,158	43,530,319		39,001,461

Total Liabilities and Equity	$96,273	$896,308	$5,903,661	$43,471,635		50,367,877

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2018

				Pro Forma		Pro Forma
	ABVC	BioKey	BioLite	Adjustment	Note	Combined

Revenues	$-	$510,197	$6,956			$517,153

Cost of revenues	-	4,809	185,280			190,089

Gross profit	-	505,388	(178,324)			327,064

Operating expenses
Selling, general and administrative expenses	695,148	669,322	893,570			2,258,040
Research and development expenses	669,668	430,917	319,053			1,419,638
Stock based compensation	28,800	-	-			28,800
Total operating expenses	1,393,616	1,100,239	1,212,623			3,706,478

Loss from operations	(1,393,616)	(594,851)	(1,390,947)			(3,379,414)

Other income (expense)
Interest income	93	4,598	5,119			9,810
Interest expense	(155,930)	-	(306,821)			(462,751)
Rental income	-	-	11,924			11,924
Impairment loss	-	-	(63,663)			(63,663)
Investment loss	(549)	-	(395,476)			(396,025)
Gain/Loss on foreign exchange changes	-	-	7,307			7,307
Gain/Loss on investment in equity securities	(2,549,451)	-	(192,463)			(2,741,914)
Other income (expense)	-	630	(5,154)			(4,524)
Total other income (expenses)	(2,705,837)	5,228	(939,227)			(3,639,836)

Loss before provision for income tax	(4,099,453)	(589,623)	(2,330,174)			(7,019,250)

Provision for income tax (benefit)	1,850	800	(366,947)			(364,297)

Net loss	(4,101,303)	(590,423)	(1,963,227)			(6,654,953)

Net loss attributable to noncontrolling interests	-	-	489,151			489,151

Net loss attributable to ABVC and subsidiaries	(4,101,303)	(590,423)	(1,474,067)			(7,144,104)
Foreign currency translation adjustment	-	-	86,786			86,786
Comprehensive Income (Loss)	$(4,101,303)	$(590,423)	$(1,560,862)			$(7,230,890)

Net loss per share attributable to common stockholders
Basic and diluted	$(0.02)					$(0.03)
Weighted average number of common shares outstanding
Basic and diluted	213,884,105					214,156,988

Notes to the Unaudited Pro Forma Condensed Consolidated Combined Financial Statements

1. Basis of Presentation

The unaudited pro forma condensed consolidated combined balance sheet as of December 31, 2018 is based on the audited consolidated balance sheet of ABVC, the audited consolidated balance sheet of BioLite, and the audited balance sheet of BioKey as if the Merger had occurred on December 31, 2018.

The unaudited pro forma condensed consolidated combined statement of operations for the year ended December 31, 2018 is based on the audited consolidated statement of operations of ABVC for the year ended December 31, 2018, the audited consolidated statement of operations of BioLite for the year ended December 31, 2018, and the audited statement of operations of BioKey for the year ended December 31, 2018, as if the Merger had occurred on January 1, 2018.

BioLite and the Company are related parties because the two companies are under common control by Dr. Tsung-Shann Jiang.

2. Pro Forma Adjustments

The following adjustments were made in the preparation of the audited pro forma condensed consolidated combined balance sheet and unaudited pro forma condensed consolidated combined statements of operations:

{a}	Reconciliation of ABVC common stock to be issued to BioLite shareholders:

BioLite Outstanding shares as of December 31, 2018	41,207,444
Exchange of each BioLite share of common stock outstanding as of December 31, 2018, for 1.82 shares of ABVC common stock	1.82
ABVC common stock to be issued to BioLite as a result of the Merger	74,997,548
Par value $0.001 per share of ABVC	$74,998

{b}	ABVC common stock to be issued to BioKey shareholders in exchange of BioKey’s common stock outstanding:

BioKey Outstanding shares as of December 31, 2018	7,428,134
Exchange of each BioKey share of common stock outstanding as of December 31, 2018, for one share of ABVC common stock	1
ABVC common stock to be issued to BioKey as a result of the Merger	7,428,134
Par value $0.001 per share of ABVC	$7,428

{c}	ABVC common stock to be issued to BioKey shareholders in exchange of BioKey’s preferred stock outstanding:

BioKey Outstanding shares as of December 31, 2018
7,000,000 shares of Series A	7,000,000
1,160,000 shares of Series B	1,160,000
13,973,097 shares of Series C	13,973,097
BioKey’s total shares of preferred stock outstanding as of December 31, 2018	22,133,097
Exchange of each BioKey share of preferred stock outstanding as of December 31, 2018, for one share of ABVC common stock	1
ABVC common stock to be issued to BioKey as a result of the Merger	22,133,097
Par value $0.001 per share of ABVC	$22,133

{d}	Common stock outstanding as of December 31, 2018 following the Merger:

ABVC common stock issued as of December 31, 2018	213,926,475
ABVC common stock held by BioLite pursuant to the BioLite Collaborative Agreement (see Note {g})	(3,487,500)
ABVC common stock held by BioLite for cash issuance (see Note {h})	(1,468,750)
ABVC common stock to be issued to BioLite as a result of the Merger	74,997,548
ABVC common stock to be issued to BioKey as a result of the Merger	29,561,231
Total common stock of the combined company outstanding following the Merger	313,529,004

{e}	Unless otherwise noted, adjustments to reflect the elimination of BioKey’s total equity, the estimated value of consideration to be paid in the Merger and to adjust, where required, the historical book values of BioKey’s assets and liabilities as of December 31, 2018 to the preliminary estimated fair value, in accordance with the acquisition method of accounting. The preliminary valuations were determined as of and, where applicable, are based on the bid-and-ask share price of ABVC common stock on the final day of trading, February 5, 2019. The fair value of the consideration given and assets and liabilities acquired will be determined based on the underlying fair values as of the February 5, 2019.

Purchase consideration:
Common stock (1)		$44,341,847
Estimated Fair Value of Assets Acquired:
Cash and cash equivalents		$636,666
Accounts receivable		43,204
Accounts receivable - related parties		147,848
Property and equipment		58,150
Security deposits		10,440
Total assets acquired		$896,308
Estimated Fair Value of Liabilities Assumed:
Due to shareholders	$
Accrued expenses and other current liabilities		83,026
Tenant security deposit		2,880
Total liabilities assumed		$85,906
Total net assets acquired		$810,402
Goodwill as a result of the Merger		$43,531,445

(1)	29,561,231 shares of ABVC common stock to be issued to BioKey in connection with the Merger. Those shares were valued at $1.50 per share, the closing share price of ABVC on February 5, 2019.

{f}	As of December 31, 2018, BioLite had $59,810 due from ABVC; and ABVC had $58,684 due to BioLite. The difference was mainly due to the translation adjustment, which would be reflected in accumulated other comprehensive income in equity section.

{g}	Collaborative agreement with BioLite Inc., a related party

On December 29, 2015, American BriVision Corporation (“BriVision”) entered into a collaborative agreement (the “BioLite Collaborative Agreement”) with BioLite, a related party, pursuant to which BioLite granted BriVision sole licensing rights for drug and therapeutic use of five products, including BLI-1005 CNS-Major Depressive Disorder, BLI-1008 CNS-Attention Deficit Hyperactivity Disorder, BLI-1401-1 Anti-Tumor Combination Therapy-Solid Tumor with Anti-PD-1, BLI-1401-2 Anti-Tumor Combination Therapy-Triple Negative Breast Cancer, and BLI-1501 Hematology-Chronic Lymphocytic Leukemia, in the U.S.A and Canada. Under the BioLite Collaborative Agreement, BriVision should pay a total of $100,000,000 in cash or stock of BriVision with equivalent value, according to the following schedule:

●	upfront payment shall upon the signing of this BioLite Collaborative Agreement: 3.5% of total payment. After receiving upfront payment from BriVision, BioLite has to deliver all data to BriVision in one week.

●	upon the first IND submission, BriVision shall pay, but no later than December 15, 2016: 6.5% of total payment. After receiving second payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of first phase II clinical trial, BriVision shall pay, but no later than September 15, 2017: 15% of total payment. After receiving third payment from BriVision, BioLite has to deliver phase II clinical study report to BriVision in three months.

●	upon the phase III IND submission, BriVision shall pay, but no later than December 15, 2018: 20% of total payment. After receiving forth payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of phase III, BriVision shall pay, but no later than September 15, 2019:25% of total payment. After receiving fifth payment from BriVision, BioLite has to deliver phase III clinical study report to BriVision in three months.

●	upon the NDA submission, BriVision shall pay, but no later than December 15, 2020, BriVision shall pay: 30% of total payment. After receiving sixth payment from BriVision, BioLite has to deliver NDA package to BriVision in one week.

This BioLite Collaborative Agreement shall, once signed by both Parties, remain in effect for fifteen years as of the first commercial sales of the Product in the Territory and automatically renew for five more years unless either party gives the other party six month written notice of termination prior to the expiration date of the term.

Pursuant to the BioLite Collaborative Agreement, an upfront payment of $3,500,000 (the “Milestone Payment”), which is 3.5% of total payments due under the BioLite Collaborative Agreement, was to be paid by BriVision upon signing of that agreement. On May 6, 2016, BriVision and BioLite agreed to amend the BioLite Collaborative Agreement, through entry into the Milestone Payment Agreement, whereby BriVision agreed to pay the Milestone Payment to BioLite with $2,600,000 in cash and $900,000 in the form of newly issued shares of its common stock, at the price of $1.60 per share, for an aggregate number of 562,500 shares. The cash payment and shares issuance were completed in June 2016.

Pursuant to the BioLite Collaborative Agreement, the 6.5% of total payment, $6,500,000 shall be made upon the first IND submission which was submitted in March 2016. On February 2017, BriVision agreed to pay this amount to BioLite with $650,000 in cash and $5,850,000 in the form of newly issued shares of its common stock, at the price of $2.0 per share, for an aggregate number of 2,925,000 shares. The cash payment and shares issuance were completed in February 2017.

Pursuant to the BioLite Collaborative Agreement, the 15% of total payment, $15,000,000 shall be made at the completion of first phase II clinical trial. As of December 31, 2018 and, 2017, the first phase II clinical trial research has not completed yet.

The aggregate common stock shares of American BriVision Corporation issued to BioLite pursuant to the BioLite Collaborative Agreement was 3,487,500 shares, the value of which was $6,750,000. The unaudited pro forma adjustments were made as if the Merger occurred on December 31, 2018. As such, these common stock shares of ABVC held by BioLite shall not be treated as outstanding shares, and shall be reflected as treasury shares. The corresponding long-term investment of BioLite has been written off in full amount, included in the accumulated deficit as of December 31, 2018. Such amount has been eliminated in the pro forma condensed balance sheet. Investment loss recognized as a result of the write-off amounted to $4,313,725 for the year ended December 31, 2018. Such amount has been eliminated in the pro forma condensed statement of operations.

American BriVision Corporation determined to fully expense the entire amount of $10,000,000 according to ASC 730-10-25-1. The entire amount is fully expensed as research and development expense during the year ended December 31, 2016, included in the accumulated deficit of ABVC as of December 31, 2018. The aggregate amount of $10,000,000 was recorded and remained as additional paid-in capital on BioLite as of December 31, 2018. Such amount has been eliminated in the pro forma condensed balance sheet.

{h}	On August 26, 2016, ABVC issued 1,468,750 shares of common stock, par value $0.001 to BioLite pursuant to a certain Stock Purchase Agreement dated August 26, 2016. The purchase price per share of the Offering is $1.60. The net proceeds to the Company from the Offering are approximately $2,350,000. The unaudited pro forma adjustments were made as if the Merger occurred on December 31, 2018. As such, these common stock shares of ABVC held by BioLite shall be treated be treated as outstanding shares, and shall be reflected as treasury shares. The corresponding long-term investment of BioLite has been written off in full amount, included in the accumulated deficit as of December 31, 2018. Such amount has been eliminated in the pro forma condensed balance sheet.